Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$109,292,324.91	0.4155602	$87,181,251.98	0.3314877	$22,111,072.93
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$539,072,324.91	0.5854518	$516,961,251.98	0.5614384	$22,111,072.93

Weighted Avg. Coupon (WAC)	4.57%		4.56%
Weighted Avg. Remaining Maturity (WARM)	46.22		45.37
Pool Receivables Balance	$593,511,231.64		$570,486,229.55
Remaining Number of Receivables	46,709		45,366

Adjusted Pool Balance	$572,632,534.78		$550,521,461.85

III. COLLECTIONS

Principal:
Principal Collections	$22,559,646.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$452,940.97
Total Principal Collections	$23,012,587.56

Interest:
Interest Collections	$2,224,064.91
Late Fees & Other Charges	$33,267.61
Interest on Repurchase Principal	$-
Total Interest Collections	$2,257,332.52

Collection Account Interest	$3,379.50
Reserve Account Interest	$747.67
Servicer Advances	$-

Total Collections	$25,274,047.25

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$25,274,047.25
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$30,000,837.37

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$494,592.69		$494,592.69	$494,592.69
Collection Account Interest					$3,379.50
Late Fees & Other Charges					$33,267.61
Total due to Servicer					$531,239.80

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$62,843.09		$62,843.09
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$474,566.43		$474,566.43	$474,566.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$24,118,388.10

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$22,111,072.93

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$22,111,072.93
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$22,111,072.93	$22,111,072.93
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal		$22,111,072.93

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			2,007,315.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,878,696.86
Beginning Period Amount	$20,878,696.86
Current Period Amortization	$913,929.16
Ending Period Required Amount	$19,964,767.70
Ending Period Amount	$19,964,767.70
Next Distribution Date Amount	$19,071,489.62

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		5.86%	6.10%	6.10%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	44,886	99.00%	$564,777,542.38
30 - 60 Days	0.86%	390	0.80%	$4,592,153.87
61 - 90 Days	0.17%	77	0.17%	$949,893.14
91 + Days	0.03%	13	0.03%	$166,640.16
		45,366		$570,486,229.55
Total
Delinquent Receivables 61 + days past due	0.20%	90	0.20%	$1,116,533.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	74	0.15%	$877,002.98
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	96	0.17%	$1,071,736.47
Three-Month Average Delinquency Ratio	0.19%		0.17%

Repossession in Current Period		33		$476,432.17
Repossession Inventory		39		$445,411.46

Charge-Offs
Gross Principal of Charge-Off for Current Period				$465,355.50
Recoveries				$(452,940.97)
Net Charge-offs for Current Period				$12,414.53

Beginning Pool Balance for Current Period				$593,511,231.64

Net Loss Ratio				0.03%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.16%
Three-Month Average Net Loss Ratio for Current Period				0.07%

Cumulative Net Losses for All Periods				$3,001,775.90
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$1,560,891.89
Number of Extensions				103

3 of 3